SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR
                      FIRST INVESTORS SERIES FUND II, INC.
                               Focused Equity Fund
                              Growth & Income Fund
                            Mid-Cap Opportunity Fund
                              Utilities Income Fund
                               All-Cap Growth Fund
                           FIRST INVESTORS SERIES FUND
                                 Blue Chip Fund
                             Special Situations Fund
                                Total Return Fund
                        FIRST INVESTORS GLOBAL FUND, INC.
                             Dated January 26, 2001



1. The description regarding Clark D. Wagner under the "Directors/Trustees and Officers" section of the statement of additional information on page 42, is hereby deleted and replaced with the following:

     Clark D.Wagner (41), Vice President, First Investors Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., Executive Investors Trust, and First Investors Government Fund, Inc.; Director of Fixed Income. Mr. Wagner was Chief Investment Officer of FIMCO from 1992-2001.

2. The description regarding Nancy W. Jones under the "Directors/Trustees and Officers" section of the statement of additional information on page 43, is hereby deleted in its entirety.

3. The reference to Nancy W. Jones in the description of the Investment Committee on page 47 is hereby deleted.

This Supplement is dated December 10, 2001

EFSAIDC04